Quarterly Holdings Report
for
Fidelity® Fundamental Large Cap Value ETF
April 30, 2026
CVE-NPRT3-0626
1.9911034.102
Common Stocks - 99.5%
	Shares	Value ($)
CANADA - 1.4%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	807	47,742
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Canadian Natural Resources Ltd	4,124	196,857
TOTAL CANADA		244,599
FRANCE - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	148	17,891
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	796	315,264
UNITED KINGDOM - 2.2%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Unilever PLC ADR	395	23,297
Health Care - 2.1%
Pharmaceuticals - 2.1%
Astrazeneca PLC (United States)	977	183,061
GSK PLC ADR	3,304	172,832
TOTAL HEALTH CARE		355,893
TOTAL UNITED KINGDOM		379,190
UNITED STATES - 94.0%
Communication Services - 7.7%
Entertainment - 1.0%
Walt Disney Co/The	1,757	182,289
Interactive Media & Services - 5.9%
Alphabet Inc Class A	2,618	1,007,406
Media - 0.1%
Nexstar Media Group Inc	89	18,524
Wireless Telecommunication Services - 0.7%
T-Mobile US Inc	651	127,271
TOTAL COMMUNICATION SERVICES		1,335,490
Consumer Discretionary - 7.7%
Broadline Retail - 2.6%
Amazon.com Inc (a)	1,676	444,241
Diversified Consumer Services - 0.4%
H&R Block Inc	2,428	77,040
Household Durables - 1.4%
PulteGroup Inc	1,017	124,440
Somnigroup International Inc	1,648	125,017
		249,457
Specialty Retail - 2.7%
Dick's Sporting Goods Inc	360	81,691
Lithia Motors Inc	130	37,716
Lowe's Cos Inc	851	203,211
Murphy USA Inc	167	98,196
Ross Stores Inc	133	30,296
Signet Jewelers Ltd	276	24,572
		475,682
Textiles, Apparel & Luxury Goods - 0.6%
Tapestry Inc	687	99,642
TOTAL CONSUMER DISCRETIONARY		1,346,062
Consumer Staples - 5.9%
Beverages - 2.3%
Coca-Cola Co/The	2,278	179,416
Keurig Dr Pepper Inc	5,905	173,607
Primo Brands Corp Class A	2,130	43,409
		396,432
Consumer Staples Distribution & Retail - 1.1%
US Foods Holding Corp (a)	2,028	189,598
Food Products - 0.7%
Darling Ingredients Inc (a)	367	23,571
Mondelez International Inc	1,556	95,601
		119,172
Household Products - 1.8%
Colgate-Palmolive Co	343	29,278
Procter & Gamble Co/The	1,981	291,386
		320,664
TOTAL CONSUMER STAPLES		1,025,866
Energy - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
Exxon Mobil Corp	4,896	755,600
Shell PLC ADR	3,690	334,572
Targa Resources Corp	634	164,891
TOTAL ENERGY		1,255,063
Financials - 19.5%
Banks - 8.8%
Bank of America Corp	8,285	442,916
First Citizens BancShares Inc/NC Class A	7	13,887
JPMorgan Chase & Co	167	52,309
M&T Bank Corp	692	151,292
PNC Financial Services Group Inc/The	598	133,354
US Bancorp	4,676	264,942
Wells Fargo & Co	5,473	450,045
		1,508,745
Capital Markets - 2.5%
Ameriprise Financial Inc	294	139,588
Charles Schwab Corp/The	1,700	155,788
State Street Corp	945	144,434
		439,810
Consumer Finance - 1.2%
Capital One Financial Corp	983	188,048
OneMain Holdings Inc	368	21,627
		209,675
Financial Services - 2.0%
Apollo Global Management Inc	1,423	183,169
Berkshire Hathaway Inc Class B (a)	109	51,622
Visa Inc Class A	368	121,381
		356,172
Insurance - 5.0%
Chubb Ltd	513	167,751
Hartford Insurance Group Inc/The	2,437	333,406
Travelers Companies Inc/The	1,228	374,712
		875,869
TOTAL FINANCIALS		3,390,271
Health Care - 9.3%
Biotechnology - 1.8%
AbbVie Inc	237	50,083
Gilead Sciences Inc	2,031	265,736
		315,819
Health Care Providers & Services - 3.2%
Acadia Healthcare Co Inc (a)	1,398	36,201
Cencora Inc	121	37,269
Cigna Group/The	669	194,398
CVS Health Corp	2,025	168,662
Molina Healthcare Inc (a)	525	102,176
PACS Group Inc (a)	485	16,272
		554,978
Pharmaceuticals - 4.3%
Johnson & Johnson	1,477	339,489
Merck & Co Inc	3,027	330,488
Roche Holding AG	189	77,017
		746,994
TOTAL HEALTH CARE		1,617,791
Industrials - 13.8%
Aerospace & Defense - 2.4%
Boeing Co (a)	114	26,109
GE Aerospace	55	15,946
General Dynamics Corp	474	163,199
Lockheed Martin Corp	159	82,357
Textron Inc	1,320	126,667
		414,278
Air Freight & Logistics - 2.3%
FedEx Corp	622	250,859
GXO Logistics Inc (a)	529	30,221
United Parcel Service Inc Class B	1,057	115,002
		396,082
Electrical Equipment - 1.6%
Acuity Inc	413	119,675
Regal Rexnord Corp	718	154,392
		274,067
Ground Transportation - 1.1%
Saia Inc (a)	206	92,457
U-Haul Holding Co (a)	1,886	96,865
		189,322
Machinery - 5.0%
Allison Transmission Holdings Inc	863	115,944
Cummins Inc	322	216,066
Deere & Co	157	92,610
Dover Corp	858	194,260
Oshkosh Corp	668	104,408
Westinghouse Air Brake Technologies Corp	534	144,121
		867,409
Professional Services - 1.0%
SS&C Technologies Holdings Inc	2,558	177,269
Trading Companies & Distributors - 0.4%
Ferguson Enterprises Inc	326	87,273
TOTAL INDUSTRIALS		2,405,700
Information Technology - 10.4%
Communications Equipment - 2.6%
Cisco Systems Inc	4,854	444,142
Electronic Equipment, Instruments & Components - 0.9%
Arrow Electronics Inc (a)	669	125,658
Avnet Inc	527	43,483
		169,141
IT Services - 1.1%
Accenture PLC Class A	632	112,945
Amdocs Ltd	1,250	80,837
		193,782
Semiconductors & Semiconductor Equipment - 1.9%
Micron Technology Inc	185	95,675
ON Semiconductor Corp (a)	1,339	134,985
QUALCOMM Inc	580	104,156
		334,816
Software - 2.0%
Gen Digital Inc	5,424	104,629
Microsoft Corp	166	67,691
Salesforce Inc	994	175,471
		347,791
Technology Hardware, Storage & Peripherals - 1.9%
Western Digital Corp	749	325,455
TOTAL INFORMATION TECHNOLOGY		1,815,127
Materials - 4.5%
Chemicals - 1.2%
Corteva Inc	1,885	152,704
Mosaic Co/The	2,543	59,175
		211,879
Construction Materials - 1.2%
CRH PLC	1,835	217,301
Containers & Packaging - 0.9%
Crown Holdings Inc	487	47,877
Smurfit Westrock PLC	2,635	101,158
		149,035
Metals & Mining - 1.2%
Newmont Corp	446	49,546
Reliance Inc	418	151,525
		201,071
TOTAL MATERIALS		779,286
Real Estate - 4.0%
Health Care REITs - 1.1%
Ventas Inc	108	9,488
Welltower Inc	808	175,611
		185,099
Industrial REITs - 1.5%
Prologis Inc	1,859	264,015
Specialized REITs - 1.4%
Equinix Inc	112	121,278
Lamar Advertising Co Class A	266	36,665
Public Storage	294	88,920
		246,863
TOTAL REAL ESTATE		695,977
Utilities - 4.0%
Electric Utilities - 2.7%
Constellation Energy Corp	316	98,908
Eversource Energy	1,186	83,850
NextEra Energy Inc	443	43,361
NRG Energy Inc	644	100,194
PG&E Corp	8,250	137,115
		463,428
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	370	58,400
Multi-Utilities - 1.0%
Sempra	1,863	177,209
TOTAL UTILITIES		699,037
TOTAL UNITED STATES		16,365,670
TOTAL COMMON STOCKS (Cost $14,562,764)		17,322,614

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $86,403)	3.69	86,386	86,403

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,649,167)	17,409,017
NET OTHER ASSETS (LIABILITIES) - 0.0%	4,554
NET ASSETS - 100.0%	17,413,571

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	1,515,697	1,429,296	928	2	-	86,403	86,386	0.0%
Total	-	1,515,697	1,429,296	928	2	-	86,403

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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